Fair values of financial assets and liabilities - Schedule of Sensitivity of Level 3 Valuations (Details) £ in Millions	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	£ 441,907	£ 433,124
Total financial assets at fair value through profit or loss	2,321	1,862
Asset-backed securities	0	4
Level 3 financial assets carried at fair value	36,900	32,364
Financial liabilities at fair value through profit or loss	4,630	5,255
Level 3 financial liabilities carried at fair value	10,417	9,562
Carrying value £m | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Interest rate derivatives	143	139
Carrying value £m | Level 3 £m | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Level 3 financial liabilities carried at fair value	165	162
Carrying value £m | Level 3 financial assets carried at fair value | Level 3 £m
Disclosure of detailed information about financial instruments [line items]
Level 3 financial assets carried at fair value	328	323
Discounted cash flows | Favourable changes £m | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	1	1
Discounted cash flows | Unfavourable changes £m | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	(1)	(1)
Discounted cash flows | Carrying value £m | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value through profit or loss	22	23
Financial assets at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	2,089	1,657
Total financial assets at fair value through profit or loss	2,321	1,862
Financial assets at fair value through profit or loss | Level 3 £m
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	276	266
Total financial assets at fair value through profit or loss	280	270
Financial assets at fair value through profit or loss | Favourable changes £m
Disclosure of detailed information about financial instruments [line items]
Equity investments	1	1
Financial assets at fair value through profit or loss | Unfavourable changes £m
Disclosure of detailed information about financial instruments [line items]
Equity investments	(1)	(1)
Financial assets at fair value through profit or loss | Carrying value £m
Disclosure of detailed information about financial instruments [line items]
Equity investments	4	4
Total financial assets at fair value through profit or loss	280	270
Financial assets at fair value through profit or loss | Discounted cash flows | Favourable changes £m
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	19	21
Financial assets at fair value through profit or loss | Discounted cash flows | Unfavourable changes £m
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	(19)	(19)
Financial assets at fair value through profit or loss | Discounted cash flows | Carrying value £m
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	276	266
Financial assets at fair value through other comprehensive income | Favourable changes £m
Disclosure of detailed information about financial instruments [line items]
Equity investments	0	0
Financial assets at fair value through other comprehensive income | Unfavourable changes £m
Disclosure of detailed information about financial instruments [line items]
Equity investments	0	0
Financial assets at fair value through other comprehensive income | Carrying value £m
Disclosure of detailed information about financial instruments [line items]
Equity investments	0	1
Financial assets measured at fair value through other comprehensive income	48	53
Financial assets at fair value through other comprehensive income | Lead manager or broker quote/consensus pricing | Favourable changes £m
Disclosure of detailed information about financial instruments [line items]
Asset-backed securities	2	2
Financial assets at fair value through other comprehensive income | Lead manager or broker quote/consensus pricing | Unfavourable changes £m
Disclosure of detailed information about financial instruments [line items]
Asset-backed securities	(2)	(1)
Financial assets at fair value through other comprehensive income | Lead manager or broker quote/consensus pricing | Carrying value £m
Disclosure of detailed information about financial instruments [line items]
Asset-backed securities	£ 48	£ 52
Interest rate spreads | Maximum | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.0050	0.0050
Interest rate spreads | Minimum | Financial liabilities at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	(0.0050)	(0.0050)
Interest rate spreads | Financial assets at fair value through profit or loss | Maximum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	0.0050	0.0050
Interest rate spreads | Financial assets at fair value through profit or loss | Minimum
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, assets	(0.0050)	(0.0050)
Interest rate volatility | Option pricing model | Favourable changes £m | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Interest rate derivatives	£ 0	£ 0
Interest rate volatility | Option pricing model | Unfavourable changes £m | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Interest rate derivatives	0	0
Interest rate volatility | Option pricing model | Carrying value £m | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Interest rate derivatives	£ 13	£ 16
Interest rate volatility | Maximum | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	1.83	2
Interest rate volatility | Minimum | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.11	0.13
Housing Price Index | Market values – property valuation | Favourable changes £m | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Interest rate derivatives	£ 12	£ 13
Housing Price Index | Market values – property valuation | Unfavourable changes £m | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Interest rate derivatives	(11)	(12)
Housing Price Index | Market values – property valuation | Carrying value £m | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Interest rate derivatives	£ 130	£ 123
Housing Price Index | Maximum | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	0.01	0.01
Housing Price Index | Minimum | Derivative liabilities £m
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input, liabilities	(0.01)	(0.01)